Average Annual Total Returns - FidelityCorporateBondFund-AMCIZPRO - FidelityCorporateBondFund-AMCIZPRO - Fidelity Corporate Bond Fund	Oct. 30, 2023
Fidelity Advisor Corporate Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(20.04%)
Past 5 years	(0.75%)
Past 10 years	1.22%
Fidelity Advisor Corporate Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.97%)
Past 5 years	(1.93%)
Past 10 years	none
Fidelity Advisor Corporate Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.85%)
Past 5 years	(0.99%)
Past 10 years	0.43%
Fidelity Advisor Corporate Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(18.16%)
Past 5 years	(0.68%)
Past 10 years	1.01%
Fidelity Advisor Corporate Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(20.09%)
Past 5 years	(0.80%)
Past 10 years	1.15%
Fidelity Advisor Corporate Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(16.48%)
Past 5 years	0.35%
Past 10 years	1.91%
Fidelity Advisor Corporate Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(16.38%)
Since Inception	0.97%	[1]
LB004
Average Annual Return:
Past 1 year	(15.26%)
Past 5 years	0.42%
Past 10 years	1.82%

[1]	AFrom October 2, 2018.